Lease - Schedule of Lease Cost (Details) - USD ($)			12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Cost [Abstract]
Operating lease cost (included in Cost of Revenue and Other Expense in the Company’s Statement of Operations)	$ 121,945	$ 63,133	$ 409,453	$ 414,370
Other information
Cash paid for amounts included in the measurement of lease liabilities	$ 26,487	$ 34,845	$ 426,454	$ 442,252
Weighted average remaining term in years	1 year 11 months 1 day	1 year 2 months 12 days	2 years 14 days	1 year 5 months 12 days
Average discount rate – operating leases	6.98%	6.84%	7.14%	6.81%
Operating leases
Right of use asset	$ 356,489	$ 470,716	$ 470,716	$ 503,089
Lease Liability – current portion	279,689	262,380	262,380	359,459
Lease Liability – net of current portion	175,637	205,602	205,602	157,897
Total operating lease liabilities	$ 455,326	$ 467,982	$ 467,982	$ 517,356